Trade Receivables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Receivables from third party customers	$ 37,609	$ 49,309
Allowance for expected credit losses	(3,146)	(3,347)	$ (3,275)
Total trade receivables	$ 34,463	$ 45,962